Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2017
Registrant Name	dei_EntityRegistrantName	FRANKLIN NEW YORK TAX FREE INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000703112
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 25, 2018
Prospectus Date	rr_ProspectusDate	Jan. 25, 2018